Functional and presentation currency and hyperinflationary accounting	12 Months Ended
Dec. 31, 2020
Functional And Presentation Currency [Abstract]
Functional and Presentation Currency
3. Functional and presentation currency and hyperinflationary accounting
The Argentine Peso is the functional and presentation currency of the Bank and its subsidiaries. All amounts are stated in thousands of Argentine pesos, unless otherwise stated.
See note 5.22 for Hyperinflationary accounting.